Borrowings (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Federal Home Loan Bank, Advances, Branch of FHLB Bank
FHLB, current	$ 1,780	$ 4,260
FHLB, non-current	1,200	1,405
Total	2,980	5,665
Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank
Payment for FHLB advances	250
Long-term fixed rate advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank
FHLB, non-current	50	125
Short-term fixed rate term advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank
FHLB, current	$ 1,780	$ 4,260
FHLB (interest rate)	0.62%	1.40%
Long-term fixed rate advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank
FHLB (interest rate)	1.12%	1.76%
FHLB, non-current	$ 1,025	$ 1,130
Long-term fixed rate advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank
FHLB (interest rate)	1.12%	1.41%
FHLB, non-current	$ 175	$ 275